Statutory Basis Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Symetra Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income	$ 267.8	$ 43.4	$ 205.6
Statutory capital and surplus	2,218.9	2,082.4	2,081.5
Subsidiaries
Statutory Accounting Practices [Line Items]
Statutory net income	11.1	7.3	9.4
Statutory capital and surplus	$ 135.9	$ 134.0	$ 138.1